4. Stockholders Equity (Tables)	6 Months Ended
Jun. 30, 2015
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding
Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2014	871,591	$0.88	2.3
Warrants granted	1,500,000	0.28	3.0
Exercised	–	–
Forfeited, canceled or expired	–	–

Outstanding at June 30,2015	2,371,591	$0.50	2.7